UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F
FILED ON  AUGUST 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE DATES INDICATED IN THE TABLES BELOW.


Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment { X }; Amendment Number: __1__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York           April 5, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:  		             5
  Form 13F Information Table Entry Total:                   74
  Form 13F Information Table Value Total:        $ 728,959,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   2   28-1876              	Associated Madison Companies, Inc.
  15   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  31   28-1299              	The Travelers Insurance Company
  32   28-4152          	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  34   28-6022              	Tribeca Management LLC


                                     FORM 13F INFORMATION TABLE AS OF JUNE 30, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 15, 2001

                                                    	 FAIR
                                TITLE              	 MARKET  SHARES OR  INVESTMENT                     VOTING
                                 OF                	 VALUE   PRINCIPAL  DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     	 (000)   AMOUNT     SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)             (4)      (5)          (6)          (7)              (8)
                                                                            (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------  	--------  --------  -----------  -------------- ---- ------ -------
ACTIVE SOFTWARE INC		EQU	00504E100	  12,732   159,900       X        2,15,31,32,34              159,900
APPNET INC			EQU	03831Q101	   5,460   154,900 	 X	  2,15,31,32,34		     154,900
BESTFOODS			EQU	08658U101	  13,863   200,000	 X	  2,15,31,32,34		     200,000
BURR-BROWN CORP			EQU	122574106	  10,914   125,000	 X	  2,15,31,32,34		     125,000
CTG RESOURCES INC		EQU	125957100	   4,125   110,000	 X	  2,15,31,32,34		     110,000
COLUMBIA ENERGY GROUP		EQU	197648108	   3,986    60,000	 X	  2,15,31,32,34		      60,000
COMSAT CORP SER 1		EQU	20564D107	   4,787   200,500	 X	  2,15,31,32,34		     200,500
EASTERN ENTERPRISES		EQU	27637F100	  17,222   275,000	 X	  2,15,31,32,34		     275,000
FIRST SECURITY CORP		EQU	336294103	   4,200   300,000	 X	  2,15,31,32,34		     300,000
FLORIDA PROGRESS CORP		EQU	341109106	  14,456   300,000	 X	  2,15,31,32,34		     300,000
GEON CO				EQU	37246W105	     689    37,000	 X	  2,15,31,32,34		      37,000
GLIATECH INC			EQU	37929C103	   6,206   300,000	 X	  2,15,31,32,34		     300,000
HARCOURT GEN INC		EQU	41163G101	   1,383    25,000	 X	  2,15,31,32,34		      25,000
HOMEGROCER.COM INC		EQU	43740K100	     113    18,600	 X	  2,15,31,32,34		      18,600
INTERNATIONAL HOME FOODS INC	EQU	459655106	   6,356   300,000 	 X	  2,15,31,32,34		     300,000
LJL BIO SYSTEMS INC		EQU	501873103	   2,897   150,000	 X	  2,15,31,32,34		     150,000
LILLY INDUSTRIES INC CL A	EQU	532491107	   3,025   100,000	 X	  2,15,31,32,34		     100,000
LYCOS INC			EQU	550818108	   2,666    50,000	 X	  2,15,31,32,34		      50,000
MCN ENERGY GROUP INC		EQU	55267J100	   1,957    87,700	 X	  2,15,31,32,34		      87,700
MALLINCKRODT INC NEW		EQU	561232109	   4,363   100,000	 X	  2,15,31,32,34		     100,000
MEDICAL MANAGER CORP		EQU	58461U103	   5,658   165,500	 X	  2,15,31,32,34		     165,500
NVEST L P UNIT LTD PARTNERSHIP	EQU	67065F107	   3,800   100,000	 X	  2,15,31,32,34		     100,000
ONEMAIN.COM INC			EQU	68267P109	   1,156   104,500	 X	  2,15,31,32,34		     104,500
PIONEER GROUP INC		EQU	723684106	  10,610   250,000	 X	  2,15,31,32,34		     250,000
PROFESSIONAL GROUP INC (NEW)	EQU	742954100	     595    25,000	 X   	  2,15,31,32,34		      25,000
PROVIDENCE ENERGY CORP		EQU	743743106	   2,063    50,000	 X	  2,15,31,32,34		      50,000
RELIASTAR FINL CORP		EQU	75952U103	  15,769   300,000	 X	  2,15,31,32,34	             300,000
SANTA FE SNYDER CORP		EQU	80218K105	   5,907   500,000	 X	  2,15,31,32,34		     500,000
SCHEIN PHARMACEUTICAL INC	EQU	806416103	   7,547   350,000	 X	  2,15,31,32,34		     350,000
SNYDER COMMUNICATIONS INC	EQU	832914105	   5,187   216,700	 X	  2,15,31,32,34		     216,700
TELEGLOBE INC			EQU	87941V100	   2,543   120,000	 X	  2,15,31,32,34		     120,000
TRITEL INC CL A			EQU	89675X104	  14,305   469,000	 X	  2,15,31,32,34	             469,000
VERIO INC			EQU	923433106	  12,544   225,000	 X	  2,15,31,32,34		     225,000
YOUNG & RUBICAM INC		EQU	987425105	   9,860   170,000	 X	  2,15,31,32,34		     170,000

TOTAL						         218,944



                                     FORM 13F INFORMATION TABLE AS OF JUNE 30, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2001

                                                     FAIR
                                TITLE                MARKET    SHARES OR    INVESTMENT                     VOTING
                                 OF                  VALUE     PRINCIPAL    DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP       (000)     AMOUNT       SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)        (4)        (5)             (6)          (7)              (8)
                                                                            (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------    --------  -----------  -----------  --------------  ---- ------ -----------
GLOBAL CROSSING CONV PFD	EQU	G3921A126      20,703      265,000  	 X	  2,15,31,32,34                  265,000
GLOBAL CROSSING LTD 6.75%	EQU	G3921A134      15,566	    70,000	 X	  2,15,31,32,34		          70,000
LORAL SPACE & COMMNS 6%		EQU	G56462149	7,555	   320,000	 X	  2,15,31,32,34		         320,000
APP FIN VI MAURITIUS LTD	COR	00202NAA3	1,575	10,000,000	 X	  2,15,31,32,34		      10,000,000
AETHER SYSTEMS CONV		COR	00808VAA3      39,094	37,500,000	 X	  2,15,31,32,34		      37,500,000
ALEXION PHARMACEUTICALS CONV	COR	015351AA7	3,160	 4,000,000	 X	  2,15,31,32,34		       4,000,000
ALKERMES INC CONV BOND		COR	01642TAB4	8,425	10,000,000	 X	  2,15,31,32,34		      10,000,000
AMERITRADE HLD INC 5.34% CONV	COR	03072HAB5	4,860	 8,000,000	 X	  2,15,31,32,34		       8,000,000
AMF BOWLING INC CV DEBS		COR	03113VAB5	2,009	80,350,000	 X	  2,15,31,32,34		      80,350,000
CV THERAPEUTICS			COR	126667AA2      35,947	29,495,000	 X	  2,15,31,32,34		      29,495,000
CHECKFREE HLDGS CORP CNV SUB	COR	162816AA0      15,560	16,000,000	 X	  2,15,31,32,34		      16,000,000
CIRRUS LOGIC INC CV SUB NOTES	COR	172755AC4	4,042	 4,600,000	 X	  2,15,31,32,34		       4,600,000
CITRIX SYSTEMS INC SUB DEB	COR	177376AB6      11,456	32,500,000	 X	  2,15,31,32,34		      32,500,000
COR THERAPEUTICS INC CV		COR	217753AC6	6,950	 5,000,000	 X	  2.15.31.32,34		       5,000,000
CRITICAL PATH INC CV		COR	22674VAA8	6,920	 8,300,000	 X	  2,15,31,32,34		       8,300,000
CURAGEN CORP CONV		COR	23126RAA9      15,723	20,825,000	 X	  2,15,31,32,34		      20,825,000
DIAMOND OFFSHORE DRILLING INC	COR	25271CAB8	1,860 	 4,000,000	 X	  2,15,31,32,34		       4,000,000
DOUBLECLICK INC CV SUB NOTES	COR	258609AC0      27,091	24,600,000	 X	  2,15,31,32,34		      24,600,000
E TRADE GROUP			COR	269246AA2      31,583	35,190,000	 X	  2,15,31,32,34		      35,190,000
EMCOR GROUP INC CV SUB NOTES	COR	29084QAC4	2,936	 3,000,000	 X	  2,15,31,32,34		       3,000,000
GENERAL SEMICONDUCTOR INC CV	COR	370787AB9      11,475	10,000,000	 X	  2,15,31,32,34		      10,000,000
GETTY IMAGES INC CONV		COR	374276AD5	2,449	 3,000,000	 X	  2,15,31,32,34		       3,000,000
IMCLONE SYS INC CV		COR	45245WAA7	9,706	11,124,000	 X	  2,15,31,32,34		      11,124,000
INCYTE PHARMACEUTICALS		COR	45337CAA0	9,033	10,550,000	 X	  2,15,31,32,34		      10,550,000
INHALE THERAPEUTICS CONV	COR	457191AD6      32,977	23,450,000	 X	  2,15,31,32,34		      23,450,000
INTERLIANT INC CONV		COR	458742AA1	5,990	 9,740,000	 X	  2,15,31,32,34		       9,740,000
12 TECHNOLOGIES INC CONV	COR	465754AF6	4,560	 3,000,000	 X	  2,15,31,32,34		       3,000,000
LG&E ENERGY CORP		EQU	501917108       2,386       99,400       X        2,15,31,32,34                   99,400
MILLENNIUM PHARM CNV BD		COR	599902AA1      20,031	12,500,000	 X	  2,15,31,32,34		      12,500,000
MILLENNIUM PHARMACEUTICA CNV	COR	599902AB9	2,404	 1,500,000	 X	  2,15,31,32,34		       1,500,000
NETWORK PLUS CONV PFD 7.50%	EQU	64122D605	4,369	   150,000	 X	  2,15,31,32,34		         150,000
NORTHEAST UTILITIES		EQU	664397106         548       25,000       X        2,15,31,32,34                   25,000
QUANTUM CORP DEL CV		COR	747906AC9	1,153	 1,466,000	 X	  2,15,31,32,34		       1,466,000
REDBACK NETWORKS INC CV		COR	757209AA9      48,720	43,500,000	 X	  2,15,31,32,34		      43,500,000
SEMTECH CORP CONV		COR	816850AB7      10,888	10,000,000	 X	  2,15,31,32,34		      10,000,000
SEPRACOR INC CONV SUB NOTES	COR	817315AJ3      22,688	15,000,000	 X	  2,15,31,32,34		      15,000,000
TRIQUINT SEMICON CONV SUB NTS	COR	89674KAA1      28,492	30,595,000	 X	  2,15,31,32,34		      30,595,000
TRIQUINT SEMICON CONV SUB NTS	COR	89674KAB9      13,419	14,410,000	 X	  2,15,31,32,34		      14,410,000
USTINTERNETWORKING INV CV SUB	COR	917311AH5	8,108  	 6,000,000	 X	  2,15,31,32,34		       6,000,000
VENTRO CORP CV			COR	922815AA3	7,604	19,750,000	 X	  2,15,31,32,34		      19,750,000

TOTAL                                                 510,015
